Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Warrant Liabilities
Warrant Liabilities
7.	WARRANT LIABILITIES

The Group issued warrants to the underwriters pursuant to the June 2019 prospectus financing with a US dollar exercise price, and which were treated as cash-settled warrant liabilities. Accordingly, they were recognized at fair value on date of issue as a financing cost with subsequent changes in fair value being recognized in loss. For the year ended December 31, 2020, the Group recognized a loss of $204 on the revaluation of the warrant liabilities. The Group transferred $247 to the equity-settled SBC reserve on exercise of the warrants, which were fully exercised by December 31, 2020.